Business combinations and capital reorganization (Details Textuals 2)	Aug. 03, 2022 d R$ / shares shares
Disclosure of detailed information about business combination [line items]
Number of target days | d	20
Number of consecutive trading day | d	30
Semantix Tecnologia
Disclosure of detailed information about business combination [line items]
Number of additional shares to be issued	2,500,000
Number of shares to be issued in each tranche	1,250,000
Alpha
Disclosure of detailed information about business combination [line items]
Number of additional shares to be issued	862,500
Number of shares to be issued in each tranche	431,250
Alpha | Minimum
Disclosure of detailed information about business combination [line items]
Post closing share price target | R$ / shares	R$ 12.5
Alpha | Maximum
Disclosure of detailed information about business combination [line items]
Post closing share price target | R$ / shares	R$ 15